Note 8 - Stock-based Compensation - Stock Option Activity (10 Q) (Details) - USD ($) $ / shares in Units, $ in Thousands	3 Months Ended	12 Months Ended
	Mar. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Balance (in shares)	140,040	72,454	44,738
Balance, weighted-average exercise price (in dollars per share)	$ 126.75	$ 265.91	$ 407.60
Granted, number (in shares)	0	77,088	36,310
Granted, weighted-average exercise price (in dollars per share)	$ 0	$ 9.87	$ 44.66
Forfeited, number (in shares)	(35,993)	(8,892)
Forfeited, weighted-average exercise price (in dollars per share)	$ 20.13	$ 147.28
Balance (in shares)	104,047	140,040	72,454
Balance, weighted-average exercise price (in dollars per share)	$ 163.64	$ 126.75	$ 265.91
Outstanding at March 31, 2023 (Year)	7 years 11 months 26 days	8 years 6 months
Outstanding at March 31, 2023	$ 0	$ 0
Exercisable at March 31, 2023 (in shares)	78,533	74,086
Exercisable at March 31, 2023 (in dollars per share)	$ 211.21	$ 226.95
Exercisable at March 31, 2023 (Year)	7 years 9 months	7 years 10 months 24 days
Share-Based Compensation Arrangement by Share-Based Payment Award, Options, Exercisable, Intrinsic Value	$ 0	$ 0
Vested and expected to vest, shares (in shares)	104,047	140,040
Vested and expected to vest, weighted-average exercise price (in dollars per share)	$ 163.64	$ 126.75
Vested and expected to vest, weighted-average remaining contractual life (Year)	7 years 11 months 26 days	8 years 6 months
Vested and expected to vest, aggregate intrinsic value	$ 0	$ 0